Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization
Organization

Note 1 - Organization

Birchtech Corp. and MES, Inc.

Birchtech Corp., formerly Midwest Energy Emissions Corp. (together with its consolidated subsidiaries, the “Company”), is organized under the laws of the State of Delaware. Effective on October 17, 2024, Midwest Energy Emissions Corp. changed its corporate name to Birchtech, Inc. pursuant to a certificate of amendment to its certificate of incorporation filed with the State of Delaware. MES, Inc. is incorporated in the State of North Dakota. MES, Inc. is a wholly owned subsidiary of Birchtech Corp. The Company is a provider of specialty activated carbon technologies and provides patented sorbent technologies for mercury emissions capture for the coal-fired utility sector and is developing water purification technologies with a specialization on forever chemicals such as PFAS and PFOS.

ME2C Sponsor LLC and ME2C Acquisition Corp.

ME2C Sponsor LLC is a limited liability company formed in the State of Delaware and is a wholly owned subsidiary of Birchtech Corp. and owns 85% of ME2C Acquisition Corp. A decision was made in January 2023 to liquidate these entities which are inactive.

Note 1 - Organization

Birchtech Corp. and MES, Inc.

Birchtech Corp., formerly Midwest Energy Emissions Corp. (together with its consolidated subsidiaries, the “Company”), is organized under the laws of the State of Delaware. Effective on October 17, 2024, Midwest Energy Emissions Corp. changed its corporate name to Birchtech, Inc. pursuant to a certificate of amendment to its certificate of incorporation filed with the State of Delaware. MES, Inc. is incorporated in the State of North Dakota. MES, Inc. is a wholly owned subsidiary of Birchtech Corp. The Company is a provider of specialty activated carbon technologies and provides patented sorbent technologies for mercury emissions capture for the coal-fired utility sector and is developing water purification technologies with a specialization on forever chemicals such as PFAS and PFOS.

ME2C Sponsor LLC and ME2C Acquisition Corp.

ME2C Sponsor LLC is a limited liability company formed in the State of Delaware and is a wholly owned subsidiary of Birchtech Corp. and owns 85% of ME2C Acquisition Corp. A decision was made in January 2023 to liquidate these entities which are inactive.